United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR/A
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-08-31

Date of Reporting Period: 2025-08-31

The reason for the amendment was to correct a typographical error on the Form N-CSR.

Item 1.	Reports to Stockholders

Federated Hermes SDG Engagement High Yield Credit Fund
Institutional Shares / FHHIX
Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.62%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector perspective, the Fund’s overweight positioning in the Banking, Basic Industry and Automotive sectors were top contributors to its relative performance.
  From an issuer perspective, the Fund’s off-benchmark position in Natwest (Banking) as well as overweight allocations to Liberty Global (Media) and Commerzbank (Banking) contributed the most to relative performance.
  From a regional perspective, the Fund’s overweight aallocations to Western Europe, the UK and the Pacific were primary contributors to relative performance.
  From a ratings perspective, the Fund’s overweight positioning in BBB-rated securities contributed the most to relative returns.
Top Detractors from Performance
  From a sector perspective, the Fund’s underweight positioning in Energy, Media and Real Estate detracted the most from relative performance.
  From an issuer perspective, the Fund’s lack of exposure to Pemex (Energy), Echostar Corp (Telecommunications) and Bausch Health (Healthcare) detracted the most from relative performance.
  From a regional perspective, the Fund’s overweight positioning in North America as well as underweight allocations to Latin America and Asia detracted the most from relative performance.
  From a ratings perspective, the Fund’s underweight positioning in B-rated securities and below detracted the most from relative returns.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	7.25%	3.98%	4.41%
Bloomberg Global Aggregate Index	3.47%	-1.76%	-0.43%
ICE BofA Global High Yield Constrained USD Hedged Index	8.55%	4.79%	4.68%
Lipper Global High Yield Funds	7.69%	4.71%	4.22%
[1]	Commenced operations on September 26, 2019.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$140,884,008
Number of Investments	249
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$181,970
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A556
Q454749-A (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes SDG Engagement High Yield Credit Fund

Federated Hermes SDG Engagement High Yield Credit Fund
Class R6 Shares / FHHRX
Annual Shareholder Report | August 31, 2025
A Portfolio of Federated Hermes Adviser Series
This annual shareholder report contains important information about the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$59	0.57%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the ICE BofA Global High Yield Constrained USD Hedged Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide current income and long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  From a sector perspective, the Fund’s overweight positioning in the Banking, Basic Industry and Automotive sectors were top contributors to its relative performance.
  From an issuer perspective, the Fund’s off-benchmark position in Natwest (Banking) as well as overweight allocations to Liberty Global (Media) and Commerzbank (Banking) contributed the most to relative performance.
  From a regional perspective, the Fund’s overweight aallocations to Western Europe, the UK and the Pacific were primary contributors to relative performance.
  From a ratings perspective, the Fund’s overweight positioning in BBB-rated securities contributed the most to relative returns.
Top Detractors from Performance
  From a sector perspective, the Fund’s underweight positioning in Energy, Media and Real Estate detracted the most from relative performance.
  From an issuer perspective, the Fund’s lack of exposure to Pemex (Energy), Echostar Corp (Telecommunications) and Bausch Health (Healthcare) detracted the most from relative performance.
  From a regional perspective, the Fund’s overweight positioning in North America as well as underweight allocations to Latin America and Asia detracted the most from relative performance.
  From a ratings perspective, the Fund’s underweight positioning in B-rated securities and below detracted the most from relative returns.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 26, 2019 through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Class R6 Shares[1]	7.29%	4.02%	4.45%
Bloomberg Global Aggregate Index	3.47%	-1.76%	-0.43%
ICE BofA Global High Yield Constrained USD Hedged Index	8.55%	4.79%	4.68%
Lipper Global High Yield Funds	7.69%	4.71%	4.22%
[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on September 26, 2019. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$140,884,008
Number of Investments	249
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$181,970
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information

CUSIP 31423A549
Q454749-B (10/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes SDG Engagement High Yield Credit Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $416,532

Fiscal year ended 2024 - $436,773

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $34,531 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $185,431

Fiscal year ended 2024 - $213,727

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
August 31, 2025

Share Class | Ticker	Institutional | FHHIX	R6 | FHHRX

Federated Hermes SDG Engagement High Yield Credit Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2025
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—71.7%
		Automotive—1.5%
EUR 400,000		Energizer Gamma Acquisition BV, Sr. Unsecd. Note, REGS, 3.500%, 6/30/2029	$ 456,942
$ 700,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	651,126
419,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 1/8/2031	369,394
699,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	601,184
		TOTAL	2,078,646
		Banking—9.6%
EUR 600,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	702,614
$ 400,000		Akbank T.A.S., Sr. Unsecd. Note, REGS, 7.498%, 1/20/2030	418,614
EUR 200,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	237,363
400,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	468,814
200,000		Australia & New Zealand Banking Group Ltd., Sub., Series EMTN, 5.101%, 2/3/2033	244,087
$ 800,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 5.750%, 1/22/2030	811,920
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.750%, 5/20/2035	421,751
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	385,379
EUR 400,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	462,921
GBP 500,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	707,819
$ 600,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	567,228
GBP 200,000	[1]	Barclays PLC, Jr. Sub. Note, 8.500%, 6/15/2030	284,465
$ 400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	358,257
400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 7.375%, 9/10/2034	412,183
EUR 400,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	416,992
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	692,692
$ 200,000	[1]	Commerzbank AG, Jr. Sub. Note, Series EMTN, 7.500%, 10/9/2030	207,875
EUR 200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	230,913
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 4.875%, 6/29/2029	236,321
$ 200,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, 144A, 7.125%, 8/10/2034	204,107
EUR 600,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	691,473
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	236,939
$ 500,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	516,250
500,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	438,175
EUR 730,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	829,477
$ 400,000		Itau Unibanco Holding SA, Sub., REGS, 3.875%, 4/15/2031	397,251
800,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	719,417
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	359,638
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	197,248
EUR 600,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	692,723
		TOTAL	13,550,906
		Basic Industries—13.2%
$ 1,125,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	1,084,242
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	183,020
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, REGS, 5.500%, 5/2/2033	205,268
1,200,000		Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	1,071,429
950,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	898,211
EUR 100,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 5.000%, 4/15/2031	116,221
$ 200,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	201,968
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 600,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	$ 561,263
400,000	[1]	Cemex S.A.B. de C.V., Sub. Note, 144A, 7.200%, 6/10/2030	413,080
200,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	199,202
300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	268,660
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	44,987
520,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	494,549
24,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	23,889
269,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	268,190
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	39,884
GBP 477,000		Edge Finco PLC, Sec. Fac. Bond, 144A, 8.125%, 8/15/2031	684,168
$ 500,000		FMG resources, Sr. Unsecd. Note, 144A, 4.375%, 4/1/2031	475,758
300,000		FMG resources, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2032	308,088
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2032	101,730
420,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	359,344
100,000		Huntsman International LLC, Sr. Unsecd. Note, 5.700%, 10/15/2034	92,659
400,000		IHS Holding Ltd., Sr. Secd. Note, REGS, 7.875%, 5/29/2030	409,121
400,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 7.875%, 5/29/2030	409,052
695,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	647,128
175,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	171,955
500,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	453,768
119,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	114,516
EUR 600,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	681,103
1,100,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	1,192,084
$ 300,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 6.800%, 5/13/2030	306,522
500,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	421,687
EUR 205,000		PAPREC HOLDING SA, Sec. Fac. Bond, 144A, 4.500%, 7/15/2032	243,173
100,000		PAPREC HOLDING SA, Sr. Secd. Note, REGS, 4.500%, 7/15/2032	118,621
400,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	466,245
192,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 4.500%, 3/15/2032	219,154
$ 200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 7.500%, 6/15/2032	210,250
1,300,000		SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,200,985
EUR 300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	349,210
$ 435,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	395,104
33,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	33,705
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	180,307
400,000	[2]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	360,614
950,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	842,110
1,111,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	1,108,563
		TOTAL	18,630,787
		Capital Goods—4.7%
EUR 700,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	748,928
$ 825,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	746,910
600,000		Ball Corp., Sr. Unsecd. Note, 5.500%, 9/15/2033	607,621
300,000		Berry Global, Inc., 1.650%, 1/15/2027	289,827
50,000		Berry Global, Inc., Sec. Fac. Bond, 144A, 5.650%, 1/15/2034	51,986
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	345,788
156,000		Crown European Holdings SA, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2030	189,253
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	224,734
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods—continued
$ 800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	$ 719,148
EUR 600,000		Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	695,632
650,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	734,088
$ 1,075,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	1,053,186
200,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	198,529
		TOTAL	6,605,630
		Consumer Cyclicals—3.3%
500,000		Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	520,983
129,000		American Axle & Manufacturing, Inc., Sr. Sub. Secd. Note, 5.000%, 10/1/2029	121,878
EUR 500,000		AZELIS Finance Nv, Sr. Unsecd. Note, REGS, 4.750%, 9/25/2029	606,650
GBP 211,000		Boots Group Finco LP, Sec. Fac. Bond, Series 144, 7.375%, 8/31/2032	291,047
EUR 600,000		Clarios Global LP/Clarios US Finance Co, Sr. Secd. Note, 144A, 4.75%, 6/15/2031	711,285
400,000		ELIOR Group Sa, Sr. Unsecd. Note, 5.625%, 3/15/2030	485,222
$ 200,000		LKQ Corp., Sr. Unsecd. Note, 6.250%, 6/15/2033	211,621
EUR 100,000		Lkq Dutch Bond Bv, Sr. Unsecd. Note, 4.125%, 3/13/2031	119,378
250,000		LKQ European Holdings B.V., Sr. Unsecd. Note, REGS, 4.125%, 4/1/2028	294,717
700,000		V.F. Corp., Sr. Unsecd. Note, 0.625%, 2/25/2032	598,426
$ 250,000		V.F. Corp., Sr. Unsecd. Note, 2.950%, 4/23/2030	218,288
419,000		Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	422,318
		TOTAL	4,601,813
		Consumer Goods—1.3%
EUR 800,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	934,138
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	79,701
130,000		Post Holdings, Inc., 144A, 6.375%, 3/1/2033	131,645
433,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	404,185
338,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	326,261
		TOTAL	1,875,930
		Consumer Non-Cyclical—3.0%
EUR 700,000		BCP V Modular Services Finance PLC, Sr. Unsecd. Note, REGS, 6.750%, 11/30/2029	645,573
405,000		Froneri Lux Finco Sarl, Sec. Fac. Bond, 144A, 4.750%, 8/1/2032	479,279
700,000		Irca Spa, Sec. Fac. Bond, REGS, 5.725%, 12/15/2029	823,837
319,000		Opal Bidco SAS, Sec. Fac. Bond, 144A, 5.500%, 3/31/2032	385,965
300,000		Opal Bidco SAS, Sec. Fac. Bond, REGS, 5.500%, 3/31/2032	362,976
400,000		Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 3/28/2030	476,834
499,000		Techem Verwaltungsgesell, Sec. Fac. Bond, 144A, 4.625%, 7/15/2032	582,515
100,000		Techem Verwaltungsgesell, Sr. Secd. Note, REGS, 4.625%, 7/15/2032	116,737
$ 400,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	402,306
		TOTAL	4,276,022
		Energy—3.2%
150,000		Aker BP ASA, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2034	145,525
450,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	433,221
GBP 100,000		BP Capital Markets PLC, Sr. Unsecd. Note, Series EMTN, 5.067%, 9/12/2036	128,883
400,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	531,220
$ 589,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	550,991
600,000		Greenko Wind Projects (Mauritius) Ltd., Sr. Unsecd. Note, 144A, 7.250%, 9/27/2028	612,033
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	544,716
250,000		ONEOK, Inc., Sr. Unsecd. Note, 5.05%, 4/1/2045	217,027
275,000		ONEOK, Inc., Sr. Unsecd. Note, 5.45%, 6/1/2047	246,520
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$ 32,000		ONEOK, Inc., Sr. Unsecd. Note, 5.60%, 4/1/2044	$ 29,381
1,050,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,024,958
		TOTAL	4,464,475
		Financial Services—0.8%
200,000	[1]	ING Groep N.V., Jr. Sub. Note, 7.250%, 11/16/2034	208,999
200,000	[1]	Natwest Group plc, Jr. Sub. Deb., 7.300%, 11/19/2034	208,399
650,000	[1]	Societe Generale SA, Jr. Sub. Note, 144A, 8.125%, 11/21/2029	672,449
		TOTAL	1,089,847
		Health Care—4.7%
519,000		Centene Corp., 2.500%, 3/1/2031	442,568
550,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	466,456
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	231,711
200,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	202,324
$ 700,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	615,334
EUR 680,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	774,093
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	98,555
600,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	529,125
EUR 1,050,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	1,180,418
$ 899,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	863,824
300,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	308,564
888,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	862,910
		TOTAL	6,575,882
		Insurance—1.7%
GBP 725,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	960,110
EUR 700,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	840,019
$ 600,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	538,077
		TOTAL	2,338,206
		Media—2.6%
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	521,422
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	183,016
1,030,000		Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	984,768
1,200,000		Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	1,195,986
GBP 450,000		Virgin Media O2 V Dac, Sr. Secd. Note, 144A, 7.875%, 3/15/2032	624,411
100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	124,348
EUR 100,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	102,493
		TOTAL	3,736,444
		Packaging—1.9%
$ 700,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	719,705
450,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	455,589
467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	465,190
850,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	798,742
300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	302,807
		TOTAL	2,742,033
		Real Estate—1.2%
EUR 346,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	398,978
$ 619,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	583,562
700,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	666,372
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—continued
$ 81,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	$ 80,212
		TOTAL	1,729,124
		Retail—1.1%
690,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	699,074
900,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	793,571
		TOTAL	1,492,645
		Technology & Electronics—2.5%
200,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	194,661
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	298,490
125,000		Nokia Oyj, Sr. Unsecd. Note, 6.625%, 5/15/2039	127,857
EUR 300,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	366,597
$ 250,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	224,179
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	66,058
EUR 650,000		OVH Groupe SAS, Sr. Unsecd. Note, REGS, 4.750%, 2/5/2031	771,500
$ 1,200,000		Seagate Data Storage Technologh Pte. Ltd., Sr. Note, 4.125%, 1/15/2031	1,096,807
160,000		Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 4.091%, 6/1/2029	152,270
475,000		Xerox Holdings Corp., Sr. Unsecd. Note, 144A, 8.875%, 11/30/2029	291,086
		TOTAL	3,589,505
		Telecommunications—8.8%
EUR 200,000		Cellnex Telecom, SA, Conv. Bond, Series CLNX, 0.750%, 11/20/2031	209,575
$ 500,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	479,174
948,000		Fibercop SPA, Sec. Fac. Bond, 144A, 6.000%, 9/30/2034	901,836
EUR 125,000		Fibercop SPA, Series emtn, 2.375%, 10/12/2027	143,800
$ 200,000		Iliad Holding Sas, 144A, 7.000%, 4/15/2032	205,948
EUR 900,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	1,027,741
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	435,174
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	449,899
900,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	1,054,056
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	361,472
600,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	559,475
200,000	[1]	Network i2i Ltd., Sub., REGS, 3.975%, 3/3/2026	199,300
EUR 800,000		Nexans SA, Sr. Unsecd. Note, 4.125%, 5/29/2029	959,574
700,000		Odido Group Holding B.V., Sr. Unsecd. Note, REGS, 5.500%, 1/15/2030	822,417
500,000		Summer (BC) Holdco B S.a r.l., Sec. Fac. Bond, 144A, 5.875%, 2/15/2030	581,109
100,000		Summer (BC) Holdco B S.a r.l., Secured Note, REGS, 5.875%, 2/15/2030	116,222
1,100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	1,218,738
$ 172,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	150,566
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	197,345
100,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.700%, 1/15/2035	96,974
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	207,831
600,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	623,492
GBP 100,000		Virgin Media O2 V Dac, Sec. Fac. Bond, REGS, 7.875%, 3/15/2032	138,758
349,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	429,515
$ 900,000		VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	799,887
		TOTAL	12,369,878
		Utilities—6.6%
457,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	409,620
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	453,773
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 825,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	$ 743,200
EUR 600,000		ContourGlobal Power Holdings SA, 144A, 5.000%, 2/28/2030	718,197
800,000		EDP, S.A., Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	865,714
300,000		EDP, S.A., Sr. Sub., 4.625%, 9/16/2054	357,881
900,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	942,187
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	113,317
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	113,317
$ 319,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	304,390
GBP 600,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/2032	600,673
$ 1,300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,255,219
EUR 900,000	[1]	Veolia Environnement SA, Jr. Sub. Note, 2.500%, 1/20/2029	1,003,315
$ 866,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	846,976
555,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	585,690
		TOTAL	9,313,469
		TOTAL CORPORATE BONDS (IDENTIFIED COST $97,929,199)	101,061,242
		U.S. TREASURIES—17.1%
5,300,000	[3,4]	United States Treasury Bill, 0.000%, 9/25/2025	5,285,694
2,351,400	[3,4]	United States Treasury Bill, 0.000%, 10/9/2025	2,341,262
16,400,000		United States Treasury Note, 3.750%, 8/15/2027	16,434,748
		TOTAL U.S. TREASURIES (IDENTIFIED COST $23,813,755)	24,061,704
		FOREIGN GOVERNMENT/AGENCY—2.9%
		Sovereign—2.9%
GBP 3,055,000		United Kingdom, Government of, Sr. Unsecd. Note, 3.500%, 10/22/2025 (IDENTIFIED COST $3,834,599)	4,125,020
		EXCHANGE-TRADED FUNDS—5.3%
$ 57,391		iShares iBoxx High Yield Corporate Bond ETF	4,640,637
29,075		SPDR Bloomberg High Yield Bond ETF	2,835,103
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,370,857)	7,475,740
		TOTAL INVESTMENT IN SECURITIES—97.0% (IDENTIFIED COST $132,948,410)[5]	$136,723,706
		OTHER ASSETS AND LIABILITIES - NET—3.0%[6]	4,160,302
		NET ASSETS—100.0%	$140,884,008
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
United States Treasury Notes 2 Year Long Futures	3	$625,617	December 2025	$226
United States Treasury Notes 10 Year Long Futures	10	$1,125,000	December 2025	$2,628
United States Treasury Notes 5 Year Long Futures	56	$6,130,250	December 2025	$9,473
Short Futures:
Euro-Bobl Short Futures	4	EUR (549,668)	September 2025	$2,806
Euro-Bond Short Futures	24	EUR (3,637,470)	September 2025	$31,515
United Kingdom Long Gilt Short Futures	10	GBP (1,223,475)	December 2025	$(2,317)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$44,331
Annual Financial Statements and Additional Information

At August 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/17/2025	Lloyds Bank PLC	400,000 GBP	$548,571	$(7,841)
9/17/2025	State Steet Bank	200,000 EUR	$233,005	$1,231
Contracts Sold:
9/17/2025	JPMorgan	500,000 EUR	$593,134	$7,544
9/17/2025	RBC Europe	27,050,000 EUR	$31,495,207	$(185,205)
9/17/2025	RBC Europe	7,100,000 GBP	$9,647,395	$49,441
9/17/2025	State Steet Bank	3,800,000 EUR	$4,431,548	$(18,935)
9/17/2025	State Steet Bank	200,000 EUR	$231,527	$(2,709)
9/17/2025	State Steet Bank	150,000 EUR	$176,662	$985
9/17/2025	State Steet Bank	350,000 EUR	$412,181	$2,268
9/17/2025	State Steet Bank	300,000 EUR	$346,987	$(4,367)
9/17/2025	State Steet Bank	475,000 GBP	$640,178	$(1,939)
9/17/2025	State Steet Bank	100,000 GBP	$134,587	$(595)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(160,122)
At August 31, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2025[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	6/20/2030	1.17%	$300,000	$60,648	$49,782	$10,866
Morgan Stanley	AXL	Sell	5.00%	6/20/2030	4.17%	$646,000	$40,682	$30,907	$9,775
Morgan Stanley	Fibercop SpA	Sell	1.00%	6/20/2030	2.70%	$100,000	$(5,644)	$(4,171)	$(1,473)
Morgan Stanley	Ford Motor Co.	Sell	5.00%	6/20/2030	1.72%	$184,000	$26,810	$25,442	$1,368
Morgan Stanley	Forvia	Sell	5.00%	6/20/2030	3.12%	$365,000	$36,783	$24,582	$12,201
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2030	2.54%	$660,000	$57,873	$43,575	$14,298
Morgan Stanley	ITRX	Sell	5.00%	6/20/2030	2.69%	$3,000,000	$325,676	$266,404	$59,272
Morgan Stanley	Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/2030	3.23%	$19,983,000	$1,440,201	$892,058	$548,143
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	6/20/2030	1.24%	$600,000	$(7,139)	$(14,202)	$7,063
Morgan Stanley	Valeo	Sell	1.00%	6/20/2030	2.48%	$455,000	$(30,846)	$(29,556)	$(1,290)
TOTAL CREDIT DEFAULT SWAPS							$1,945,044	$1,284,821	$660,223
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2025, these restricted securities amounted to $360,614, which represented 0.3% of net assets.

3	Discount rate at time of purchase.
4	Zero coupon bond.
5	The cost of investments for federal tax purposes amounts to $130,121,128.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$101,061,242	$—	$101,061,242
U.S. Treasuries	—	24,061,704	—	24,061,704
Foreign Government/Agency	—	4,125,020	—	4,125,020
Exchange-Traded Funds	7,475,740	—	—	7,475,740
TOTAL SECURITIES	$7,475,740	$129,247,966	$—	$136,723,706
Other Financial Instruments:
Assets
Futures Contracts	$46,648	$—	$—	$46,648
Swap Contracts	—	1,988,673	—	1,988,673
Foreign Exchange Contracts	—	61,469	—	61,469
Liabilities
Futures Contracts	(2,317)	—	—	(2,317)
Swap Contracts	—	(43,629)	—	(43,629)
Foreign Exchange Contracts	—	(221,591)	—	(221,591)
TOTAL OTHER FINANCIAL INSTRUMENTS	$44,331	$1,784,922	$—	$1,829,253

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.75	$9.02	$8.89	$10.81	$10.34
Income From Investment Operations:
Net investment income[1]	0.50	0.59	0.35	0.22	0.26
Net realized and unrealized gain (loss)	0.19	0.54	0.30	(1.63)	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.69	1.13	0.65	(1.41)	0.84
Less Distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.28)	(0.29)	(0.37)
Distributions from net realized gain	—	—	(0.24)	(0.22)	—
TOTAL DISTRIBUTIONS	(0.42)	(0.40)	(0.52)	(0.51)	(0.37)
Net Asset Value, End of Period	$10.02	$9.75	$9.02	$8.89	$10.81
Total Return[2]	7.25%	12.86%	7.44%	(13.61)%	8.27%
Ratios to Average Net Assets:
Net expenses[3]	0.62%[4]	0.62%[4]	0.62%[4]	0.62%	0.62%[4]
Net investment income	5.13%	6.27%	3.95%	2.23%	2.54%
Expense waiver/reimbursement[5]	0.45%	0.58%	0.81%	0.86%	0.95%
Supplemental Data:
Net assets, end of period (000 omitted)	$140,872	$80,235	$64,780	$45,031	$47,738
Portfolio turnover[6]	29%	46%	36%	75%	27%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.62%, 0.61%, 0.62% and 0.62% for the years ended August 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,				Period Ended 8/31/2021[1,2]
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.76	$9.03	$8.89	$10.81	$10.73
Income From Investment Operations:
Net investment income[3]	0.51	0.59	0.36	0.20	0.11
Net realized and unrealized gain (loss)	0.18	0.55	0.30	(1.61)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.69	1.14	0.66	(1.41)	0.13
Less Distributions:
Distributions from net investment income	(0.42)	(0.41)	(0.28)	(0.29)	(0.05)
Distributions from net realized gain	—	—	(0.24)	(0.22)	—
TOTAL DISTRIBUTIONS	(0.42)	(0.41)	(0.52)	(0.51)	(0.05)
Net Asset Value, End of Period	$10.03	$9.76	$9.03	$8.89	$10.81
Total Return[4]	7.29%	12.91%	7.61%	(13.62)%	1.24%
Ratios to Average Net Assets:
Net expenses[5]	0.57%[6]	0.57%[6]	0.57%[6]	0.57%	0.53%[7]
Net investment income	5.15%	6.31%	4.01%	2.42%	2.39%[7]
Expense waiver/reimbursement[8]	0.39%	0.52%	0.80%	0.00%[9]	0.22%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$12	$12	$11	$0[10]	$0[10]
Portfolio turnover[11]	29%	46%	36%	75%	27%[12]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from June 11, 2021 (commencement of operations) to August 31, 2021.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.57%, 0.57% and 0.57% for the years ended August 31, 2025, 2024, and 2023, respectively, after taking into account these expense reductions.

7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than 0.01%.
10	Represents less than $1,000.
11	Securities that mature are considered sales for purposes of this calculation.
12	Calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended August 31, 2021.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investment in securities (identified cost $132,948,410)	$136,723,706
Cash collateral on swap contracts	113,550
Cash	677,185
Cash denominated in foreign currencies (identified cost $149,181)	149,723
Swaps, at value (premium paid $1,332,750)	1,988,673
Income receivable	1,388,648
Receivable for periodic payments from swap contracts	263,925
Due from broker (Note 2)	201,661
Unrealized appreciation on foreign exchange contracts	61,469
Receivable for shares sold	15,325
Receivable for variation margin on futures contracts	5,540
Receivable for investments sold	3,389
Total Assets	141,592,794
Liabilities:
Payable for investments purchased	$261,657
Unrealized depreciation on foreign exchange contracts	221,591
Payable for portfolio accounting fees	82,167
Swaps, at value (premium received $47,929)	43,629
Payable for auditing fees	36,840
Payable for investment adviser fee (Note 5)	16,723
Payable for transfer agent fees (Note 2)	15,689
Payable for administrative fee (Note 5)	719
Accrued expenses (Note 5)	29,771
TOTAL LIABILITIES	708,786
Net assets for 14,060,589 shares outstanding	$140,884,008
Net Assets Consist of:
Paid-in capital	$137,299,517
Total distributable earnings (loss)	3,584,491
NET ASSETS	$140,884,008
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($140,871,561 ÷ 14,059,348 shares outstanding), no par value, unlimited shares authorized	$10.02
Class R6 Shares:
Net asset value per share ($12,447 ÷ 1,241 shares outstanding), no par value, unlimited shares authorized	$10.03
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended August 31, 2025

Investment Income:
Interest (net of foreign tax withheld of $3,083)	$6,065,042
Dividends	239,808
TOTAL INCOME	6,304,850
Expenses:
Investment adviser fee (Note 5)	$657,879
Administrative fee (Note 5)	88,634
Custodian fees	11,673
Transfer agent fees (Note 2)	80,557
Directors’/Trustees’ fees (Note 5)	1,231
Auditing fees	48,543
Legal fees	13,094
Portfolio accounting fees	153,789
Share registration costs	52,404
Printing and postage	43,723
Miscellaneous (Note 5)	24,418
TOTAL EXPENSES	1,175,945
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(475,909)
Reimbursement of other operating expenses (Notes 2 and 5)	(14,860)
Reduction of custodian fees (Note 6)	(4,941)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(495,710)
Net expenses	680,235
Net investment income	5,624,615
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(1,617,512)
Net realized loss on foreign exchange contracts	(2,041,630)
Net realized gain on futures contracts	3,469
Net realized gain on swap contracts	1,020,774
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	3,704,993
Net change in unrealized depreciation of foreign exchange contracts	730,340
Net change in unrealized depreciation of futures contracts	70,378
Net change in unrealized appreciation of swap contracts	555,726
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, swap contracts and foreign currency transactions	2,426,538
Change in net assets resulting from operations	$8,051,153
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended August 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,624,615	$4,727,924
Net realized gain (loss)	(2,634,899)	1,000,746
Net change in unrealized appreciation/depreciation	5,061,437	3,558,547
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,051,153	9,287,217
Distributions to Shareholders:
Institutional Shares	(4,616,386)	(3,274,593)
Class R6 Shares	(524)	(508)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,616,910)	(3,275,101)
Share Transactions:
Proceeds from sale of shares	92,754,699	24,190,859
Net asset value of shares issued to shareholders in payment of distributions declared	4,232,279	2,754,717
Cost of shares redeemed	(39,783,963)	(17,501,789)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,203,015	9,443,787
Change in net assets	60,637,258	15,455,903
Net Assets:
Beginning of period	80,246,750	64,790,847
End of period	$140,884,008	$80,246,750
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2025
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursement and reduction of $495,710 is disclosed in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended August 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$80,557	$(14,860)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended August 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return and to manage country, currency, duration, security, market, sector/asset class and yield curve risks. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at August 31, 2025, is $26,293,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNAs) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $23,925,023. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNAs. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $373,313 and $364,499, respectively. This is based on the amounts held as of each month-end throughout the fiscal year.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency and duration risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,968,546 and $4,196,523, respectively. This is based on amounts held as of each month-end throughout the period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Security	Acquisition Date	Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$335,236	$360,614
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	61,469	Unrealized depreciation on foreign exchange contracts	221,591
Interest rate contracts	Receivable for variation margin on futures contracts	44,331*
Credit contracts	Swaps, at value	1,988,673	Swaps, at value	43,629
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,094,473		$265,220

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Credit Default Swap Contracts	$—	$—	$1,020,774	$1,020,774
Foreign Exchange Contracts	(2,041,630)	—	—	(2,041,630)
Futures Contracts	—	3,469	—	3,469
TOTAL	$(2,041,630)	$3,469	$1,020,774	$(1,017,387)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts	Total
Futures Contracts	$—	$70,378	$—	$70,378
Foreign Exchange Contracts	730,340	—	—	730,340
Credit Default Swap Contracts	—	—	555,726	555,726
TOTAL	$730,340	$70,378	$555,726	$1,356,444
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNAs. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. As of August 31, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNAs are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$1,988,673	$(43,629)	$—	$1,945,044
Foreign Exchange Contracts	61,469	(53,925)	—	7,544
TOTAL	$2,050,142	$(97,554)	$—	$1,952,588

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$43,629	$(43,629)	$—	$—
Foreign Exchange Contracts	221,591	(53,925)	—	167,666
TOTAL	$265,220	$(97,554)	$—	$167,666
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2025		Year Ended 8/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,498,667	$92,754,699	2,618,741	$24,190,859
Shares issued to shareholders in payment of distributions declared	432,447	4,232,279	294,840	2,754,717
Shares redeemed	(4,099,080)	(39,783,963)	(1,866,763)	(17,501,789)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,832,034	$57,203,015	1,046,818	$9,443,787
	Year Ended 8/31/2025		Year Ended 8/31/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,832,034	$57,203,015	1,046,818	$9,443,787
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,616,910	$3,275,101
Annual Financial Statements and Additional Information

As of August 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,163,524
Net unrealized appreciation	$6,602,578
Capital loss carryforwards	$(4,199,127)
Other timing differences	$17,516
TOTAL	$3,584,491
At August 31, 2025, the cost of investments for federal tax purposes was $130,121,128. The net unrealized appreciation of investments for federal tax purposes was $6,602,578. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $7,046,144 and unrealized depreciation from investments for those securities having an excess of cost over value of $443,566. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for wash sales, mark to market of derivative instruments and discount accretion/premium amortization on debt securities.
As of August 31, 2025, the Fund had a capital loss carryforward of $4,199,127 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$746,542	$3,452,585	$4,199,127
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2025, the Adviser voluntarily waived $475,909 of its fee and voluntarily reimbursed $14,860 of transfer agent fees.
Some or all of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.35% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the year ended August 31, 2025, the Sub-Adviser earned a fee of $106,149.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2025, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2025, the Fee Limit for the Institutional Shares and Class R6 Shares was 0.62% and 0.57%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended August 31, 2025, the Fund’s expenses were offset by $4,941 under these arrangements.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (the “FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2025, were as follows:
Purchases	$70,011,127
Sales	$25,597,894
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2025, the Fund had no outstanding loans. During the year ended August 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2025, there were no outstanding loans. During the year ended August 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended August 31, 2025, 87.4% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adviser Series and the Shareholders of Federated Hermes SDG Engagement High Yield Credit Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes SDG Engagement High Yield Credit Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board considered information about the Advisers’ capabilities and resources with respect to environmental, social and governance (“ESG”) investing, noting that in managing the assets of the Fund, the Advisers seek to invest in companies that, in their view, provide the potential for current income and long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board also considered information regarding how ESG investing may relate to the Fund’s investment performance. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2024. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes SDG Engagement High Yield Credit Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A556
CUSIP 31423A549
Q454749 (10/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes SDG Engagement High Yield Credit Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes SDG Engagement High Yield Credit Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes SDG Engagement High Yield Credit Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes SDG Engagement High Yield Credit Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 23, 2025